Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets
Intangible assets

8. Intangible assets

Cost	Licenses	Patents and drug approvals	Brand names and trademarks	Customer list	Software and technology	Total
At December 31, 2022	$1,256	$25,996	$4,860	$5,926	$781	$38,819
Additions	-	-	-	-	270	270
Effect of movements in exchange rates	(29)	(610)	(114)	(139)	(20)	(912)
At December 31, 2023	$1,227	$25,386	$4,746	$5,787	$1,031	$38,177
Additions	-	100	-	-	639	739
Transfer from prepaid expenses					795	795
Effect of movements in exchange rates	107	2,238	417	509	147	3,418
At December 31, 2024	$1,334	$27,724	$5,163	$6,296	$2,612	$43,129

Accumulated amortization	Licenses	Patents and drug approvals	Brand names and trademarks	Customer list	Software and technology	Total
At December 31, 2022	$366	$21,042	$4,441	$2,270	$76	$28,195
Amortization	178	611	52	735	160	1,736
Effect of movements in exchange rates	(12)	(506)	(105)	(68)	(3)	(694)
At December 31, 2023	$532	$21,147	$4,388	$2,937	$233	$29,237
Amortization	182	620	53	746	275	1,876
Effect of movements in exchange rates	56	1,890	389	296	31	2,662
At December 31, 2024	$770	$23,657	$4,830	$3,979	$539	$33,775

Carrying amounts	Licenses	Patents and drug approvals	Brand names and trademarks	Customer list	Software and technology	Total
At December 31, 2023	$695	$4,239	$358	$2,850	$798	$8,940
At December 31, 2024	$564	$4,067	$333	$2,317	$2,073	$9,354

In September 2019 the Company acquired ownership of ZYPITAMAG® for the U.S. and Canadian markets. Under terms of the agreement, Zydus received an upfront payment of U.S. $5,000 (CDN $6,622) and U.S. $2,000 (CDN $2,649) in deferred payments to be paid in equal instalments annually over the next four years, as well as contingent payments on the achievement of milestones and royalties related to net sales. The Company previously had acquired U.S. marketing rights with a profit-sharing arrangement. With this acquisition the Company obtained full control of marketing and pricing negotiation for ZYPITAMAG®. Upon completion of the acquisition, $8,930 was recorded within patents and drug approvals relating to the upfront and deferred payments and $1,457 was transferred from licenses to patents and drug approvals pertaining to the cost of the previously acquired license over ZYPITAMAG®. The initial amortization period pertaining to the ZYPITAMAG® intangible assets was 4.3 years. During the year ended December 31, 2021, management applied a prospective change to the amortization period of ZYPITAMAG® license to extend the amortization period of the asset by 7 years, consistent with the term of the licensing agreement. The remaining amortization period of the ZYPITAMAG® license is 6.1 years as at December 31, 2024.

The Company had determined there were no indicators of impairment as at December 31, 2024.

Intangible assets pertaining to the AGGRASTAT® patent were fully amortized.

During the year ended December 31, 2024, the Company reclassified $795 from prepaid expenses to intangible assets in connection with the successful implementation of a technology transfer to its contracted manufacturing organization. This transfer enabled the production of the Company’s AGGRASTAT® bolus vial at the contracted manufacturing facility. Following this achievement, the Company commenced commercialization of the product manufactured at the new facility during the current year. The Company has elected to amortize this asset over a period of 7 years, with 6.75 years remaining as at December 31, 2024.

For the year ended December 31, 2024, amortization of intangible assets totaling $620 (2023 - $611 and 2022 - $589) is recorded within cost of goods sold pertaining to the ZYPITAMAG® intangible assets. In addition, for the year ended December 31, 2024, $1,269 (2023 - $1,125 and 2022 – $1,005) of amortization of intangible assets is recorded within selling expenses as a result of the amortization of the intangible assets pertaining to Marley Drug.